Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
During 2011, the Company adopted the 2011 Omnibus Incentive Plan (the “2011 Plan”) for employees, consultants and non-employee directors. The Plan provided for the grant of stock options (both incentive stock options and nonqualified stock options), stock appreciation rights ("SARs"), restricted stock, performance units, phantom stock, restricted stock units and stock awards.
On August 29, 2013, the Company adopted the 2013 Omnibus Incentive Plan (the "2013 Plan") for employees and consultants. The 2013 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options), SARs, restricted stock, restricted stock units, dividend equivalent rights, other stock-based or cash-based awards (collectively, “awards”), with each grant evidenced by an award agreement providing the terms of the award. Incentive stock options may be granted only to employees; all other awards may be granted to employees and consultants. Non-employee directors are not permitted to participate in the 2013 Plan. The 2013 Plan is applicable to all awards granted on or after August 29, 2013 and replaces the 2011 Plan. No new stock-based compensation grants were made under the 2011 Plan after the adoption of the 2013 Plan. The terms and conditions of awards granted under the 2011 Plan prior to the adoption of the 2013 will not be affected by the adoption of the 2013 Plan, and the 2011 Plan will remain effective with respect to such awards. Upon adoption on August 29, 2013, a total of 419,250 shares of the Company's common stock were reserved and available for issuance under the 2013 Plan, which included the 315,925 remaining number of shares available for grant under the 2011 Plan. As of December 31, 2013, there were a total of 369,616 shares of common stock available for future grants under the 2013 Plan.
The Company’s current policy for issuing shares of its common stock upon exercise of stock options or vesting of restricted stock units is to either issue new shares or repurchase outstanding shares of its common stock to settle stock option exercises. The Company currently has no plans to repurchase shares of its common stock.
Stock Options
Nonqualified stock options are granted for a fixed number of shares with an exercise price at least equal to the fair value of the shares at the grant date. Nonqualified stock options granted during 2013 generally vest over four years in equal annual installments and have a term of ten years from the grant date. Nonqualified stock options granted during 2012 vest over three years in equal quarterly installments and have a term of ten years from the grant date. Stock options granted do not contain any voting or dividend rights prior to exercise. The Company recognizes compensation expense associated with the stock option grants using the straight-line method over the requisite service period.

A summary of stock option activity for the year ended December 31, 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	101,494	$3.97
Granted	1,438,386	$18.00
Exercised	—	N/A
Forfeited or expired	—	N/A
Outstanding at December 31, 2013	1,539,880	$17.08	9.3	$1,275
Exercisable at December 31, 2013	50,747	$3.97	8.2	$637

During the year ended December 31, 2013, 33,831 stock options with a per-share exercise price of $3.97, an aggregate intrinsic value of $425 and remaining contractual term of 8.2 years, vested.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options granted. The following assumptions were used to estimate the fair value of options granted during the years ended December 31, 2013 and 2012 (there we no options granted during the year ended December 31, 2011):

	Years ended December 31,
	2013	2012
Fair value of underlying common stock	$18.00	$3.97
Volatility	40.00%	18.00%
Dividend yield	—%	—%
Risk-free interest rate	1.08%	1.01%
Expected term (years)	6.22	5.75

The weighted average grant-date fair values per share of the stock options granted during the years ended December 31, 2013 and 2012 was $7.25 and $0.78, respectively.

Volatility was estimated based on the historical volatility of comparable publicly traded companies. The dividend yield was based on an estimate of future dividend yields. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve in effect at the time of the grants. The expected term was calculated for each grant using the simplified method, as the Company’s outstanding stock option grant met certain SEC criteria for the use of the simplified method.

During the year ended December 31, 2013, as a result of the May 14, 2013 stock-split, the Company modified a stock option award made to one non-employee director. The terms of the award were modified to increase the number of stock options from 7,322 shares to 101,494 shares and to decrease the exercise price of the stock options from $55.00 per share to $3.97 per share. The total incremental compensation costs resulting from this modification was $1,449, of which $682 was recorded as stock-based compensation expense for the year ended December 31, 2013.

Restricted Stock Units
Restricted stock units are granted for a fixed number of shares with a fair value equal to the fair value of the Company's common stock at the grant date. Restricted stock units granted during 2013 vest over three years in equal annual installments. Restricted stock units granted do not contain any voting or dividend rights prior to vesting. The Company recognizes compensation expense associated with the restricted stock units using the straight-line method over the requisite service period.

A summary of the nonvested restricted stock unit activity for the year ended December 31, 2013 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at December 31, 2012	—	N/A
Granted	49,634	$17.04
Vested	—	N/A
Forfeited	—	N/A
Nonvested at December 31, 2013	49,634	$17.04

During the years ended December 31, 2013, 2012 and 2011, the Company recognized total stock-based compensation expense related to stock options and restricted stock units of $2,452, $13 and $0, respectively. During the years ended December 31, 2013, 2012 and 2011, the Company recognized related tax benefits of $987, $5 and $0, respectively. Total unrecognized stock-based compensation costs related to nonvested stock options and restricted stock units as of December 31, 2013 was $9,504 and $837, respectively, and will be recognized using the straight-line method over the weighted average remaining requisite service periods of three years and three years, respectively.

Other Stock Awards

On May 10, 2013, The Company issued 39,145 shares of common stock (from its available treasury shares) to an employee who elected to receive his 2012 incentive compensation in the form of shares of the Company's common stock, as allowed under his employment agreement. The election under the employment agreement that allowed the employee to receive incentive compensation in either cash or the Company's common stock was accounted for as a tandem award compensation agreement. The fair value of the tandem award was determined to be $602 on the date the employee made the election to receive his incentive compensation in stock. Stock-based compensation expense recognized for this tandem award was $127 and $475, respectively, for the years ended December 31, 2013 and 2012. The number of shares of common stock issued to this employee upon settlement reflected a net settlement for payroll tax withholding.

The Company has not granted any stock appreciation rights, restricted stock awards, performance units, phantom stock or other stock-based compensation awards.